THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communications - 14.0%
Entertainment Content - 1.3%
Take-Two Interactive Software, Inc. (a)	17,000	$ 2,014,160

Internet Media & Services - 12.7%
Alphabet, Inc. - Class A (a)	65,500	6,190,405
Alphabet, Inc. - Class C (a)	72,180	6,832,559
Meta Platforms, Inc. - Class A (a)	62,000	5,775,920
		18,798,884
Consumer Discretionary - 6.5%
E-Commerce Discretionary - 6.5%
Amazon.com, Inc. (a)	94,500	9,680,580

Consumer Staples - 2.8%
Household Products - 1.1%
Church & Dwight Company, Inc.	22,000	1,630,860

Retail - Consumer Staples - 1.7%
Costco Wholesale Corporation	5,000	2,507,500

Financials - 1.9%
Institutional Financial Services - 1.9%
Intercontinental Exchange, Inc.	30,000	2,867,100

Health Care - 10.8%
Biotech & Pharma - 1.9%
AbbVie, Inc.	7,500	1,098,000
Zoetis, Inc.	11,000	1,658,580
		2,756,580
Health Care Facilities & Services - 2.4%
Charles River Laboratories International, Inc. (a)	10,000	2,122,500
CVS Health Corporation	15,000	1,420,500
		3,543,000
Medical Equipment & Devices - 6.5%
Intuitive Surgical, Inc. (a)	27,000	6,654,690
Stryker Corporation	7,500	1,719,300

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 10.8% (Continued)
Medical Equipment & Devices - 6.5% (Continued)
Thermo Fisher Scientific, Inc.	2,500	$ 1,284,925
		9,658,915
Industrials - 5.8%
Commercial Support Services - 2.7%
Waste Management, Inc.	25,000	3,959,250

Transportation & Logistics - 3.1%
Norfolk Southern Corporation	7,000	1,596,490
United Parcel Service, Inc. - Class B	18,000	3,019,860
		4,616,350
Materials - 1.6%
Chemicals - 1.6%
Ecolab, Inc.	15,000	2,356,050

Technology - 55.1%
Semiconductors - 6.9%
NVIDIA Corporation	20,000	2,699,400
QUALCOMM, Inc.	16,000	1,882,560
Texas Instruments, Inc.	35,000	5,622,050
		10,204,010
Software - 17.7%
Adobe, Inc. (a)	12,000	3,822,000
Autodesk, Inc. (a)	11,000	2,357,300
CrowdStrike Holdings, Inc. - Class A (a)	16,000	2,579,200
Intuit, Inc.	34,300	14,663,250
Microsoft Corporation	12,000	2,785,560
		26,207,310
Technology Hardware - 19.1%
Apple, Inc.	139,228	21,349,221
Cisco Systems, Inc.	30,000	1,362,900
Corning, Inc.	60,000	1,930,200
Motorola Solutions, Inc.	15,000	3,745,650
		28,387,971
Technology Services - 11.4%
Accenture plc - Class A	17,900	5,081,810

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Technology - 55.1% (Continued)
Technology Services - 11.4% (Continued)
Automatic Data Processing, Inc.	7,000	$ 1,691,900
Block, Inc. - Class A (a)	25,000	1,501,750
Paychex, Inc.	24,000	2,839,440
PayPal Holdings, Inc. (a)	45,000	3,761,100
Visa, Inc. - Class A	10,000	2,071,600
		16,947,600

Total Common Stocks (Cost $38,480,290)		$ 146,136,120

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
Health Care - 1.7%
Biotech & Pharma - 1.7%
iShares Biotechnology ETF (Cost $2,083,074)	20,000	$ 2,571,800

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Government Obligations Fund - Class Z, 2.886% (c) (Cost $281)	281	$ 281

Total Investments at Value - 100.2% (Cost $40,563,645)		$ 148,708,201

Liabilities in Excess of Other Assets - (0.2%)		(313,810)

Net Assets - 100.0%		$ 148,394,391

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of October 31, 2022.